Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition of Melo Inc. [Member]
Business Acquisitions (Tables) [Line Items]
Schedule of purchase price allocated on the date of acquisition
	RMB	Amortization Period
Cash	634
Other current assets	3,335
Property and equipment	370
Intangible assets	13,708	19 years
ROU assets	301
Lease liabilities, current	(127)
Current liabilities	(2,881)
Lease liabilities, non-current	(174)
Goodwill	92,717
Total purchase consideration	107,883